Commitments and Contingencies:	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

21. Commitments and Contingencies:

21.1. Capital leases

The Company currently has commitments regarding capital leases as described in Note 15.

21.2. Operating leases

The Company leases its facilities and certain equipment under non cancelable operating leases, which expire through 2015. Future minimum lease payments under operating leases due for the fiscal years ending December 31, 2011 are as follows:

( I n thousands of U.S. dollars)	December 31,
2012	1,142
2013	605
2014	403
2015	228
TOTAL	2,378

Rental expense for the years ended December 31, 2009, 2010 and 2011 was approximately, $1,418,000, $1,470,000 and $1,124,000 respectively.

21.3. Litigation

While we may be engaged in various claims and legal proceedings in the ordinary course of business, we are not involved (whether as a defendant or otherwise) in and we have no knowledge of any threat of, any litigation, arbitration or administrative or other proceeding that management believes will have a material adverse effect on our consolidated financial position or results of operations.

On November 9, 2007 a putative class action was filed in the United States District Court for the Southern District of New York against the Company and certain of its current and former officers entitled Billhofer v. Flamel Technologies, et al. The complaint purports to allege claims arising under the Securities Exchange Act of 1934 based on certain public statements by the Company concerning, among other things, a clinical trial involving Coreg CR and seeks the award of damages in an unspecified amount. By Order dated February 11, 2008, the Court appointed a lead plaintiff and lead counsel in the action. On March 27, 2008, the lead plaintiff filed an amended complaint that continued to name the Company and two previously named officers as defendants and asserted the same claims based on the same events as alleged in the initial complaint. On May 12, 2008, the Company filed a motion to dismiss the action, which the Court denied by Order dated October 1, 2009.  On April 29, 2010, the lead plaintiff moved to withdraw and substitute another individual as lead plaintiff and to amend the Case Management Order.  On June 22, 2010, the lead plaintiff voluntarily agreed to dismiss the action against one of the previously named officers. On September 20, 2010, the Court granted the lead plaintiff’s withdraw and substitution motion and the parties proceeded to engage in fact discovery. On December 15, 2011, the lead plaintiff filed a motion to amend the complaint. The proposed second amended complaint named the Company and the officer previously sued as defendants and asserts the same claims as were alleged in the prior pleading. The lead plaintiff, however, has substantially revised his asserted basis for contending that the defendants should be found liable for the statements at issue. The Company is reviewing the proposed new pleading and may choose to oppose the motion. On March 6, 2012, the Court issued its opinion granting the lead plaintiff’s motion for class certification, which was originally filed in October 2010 and opposed by the Company. The Company intends to vigorously defend itself in the action.

In May 2011, we announced the filing of a lawsuit in the U.S. District Court for the District of Columbia against Lupin for infringement of our US Patent No. 6,022,562, which is held by the Company and associated with Coreg CR. The lawsuit was dismissed in favor of a lawsuit involving the same parties for infringement of the same patent that was lodged in the U.S. District Court for the District of Maryland in May 2011. GSK is a third party defendant in the Maryland lawsuit. The lawsuit is based on the Abbreviated New Drug Application (ANDA) filed by Lupin seeking permission to manufacture and market a generic version of Coreg CR before the expiration of the patent. In September 2011, Flamel filed a lawsuit in the U.S. District Court of Maryland against Anchen Pharmaceuticals, Inc., for infringement of the same patent. The lawsuit is based on the ANDA filed by Anchen seeking permission to manufacture and market a generic version of Coreg CR before the expiration of the patent. The Court is awaiting an answer from GSK to a Third Party Complaint that was filed by Anchen in the case.